UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3785

Fidelity Advisor Series I

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2018

Item 1.

Reports to Stockholders

Fidelity Advisor® Mid Cap II Fund Class A, Class M, Class C, Class I and Class Z Semi-Annual Report June 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2018

% of fund's net assets
Electronic Arts, Inc.	1.6
The AES Corp.	1.2
Total System Services, Inc.	1.1
Activision Blizzard, Inc.	1.1
Akamai Technologies, Inc.	1.1
FleetCor Technologies, Inc.	1.1
Steris PLC	1.1
Dine Brands Global, Inc.	1.1
Anadarko Petroleum Corp.	1.0
S&P Global, Inc.	1.0
11.4

Top Five Market Sectors as of June 30, 2018

% of fund's net assets
Information Technology	20.3
Financials	18.1
Health Care	13.0
Consumer Discretionary	12.1
Industrials	12.0

Asset Allocation (% of fund's net assets)

As of June 30, 2018*
Stocks	99.6%
Short-Term Investments and Net Other Assets (Liabilities)	0.4%

 * Foreign investments - 20.3%

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 12.1%
Auto Components - 0.4%
Aptiv PLC	53,896	$4,938,490
Delphi Technologies PLC	12,332	560,613
DENSO Corp.	10,500	513,264
Gentex Corp.	235,714	5,426,136
		11,438,503
Diversified Consumer Services - 0.8%
Houghton Mifflin Harcourt Co. (a)	834,500	6,383,925
New Oriental Education & Technology Group, Inc. sponsored ADR	70,349	6,659,236
ZTO Express (Cayman), Inc. sponsored ADR	438,000	8,760,000
		21,803,161
Hotels, Restaurants & Leisure - 3.1%
Bojangles', Inc. (a)	67,400	970,560
Darden Restaurants, Inc.	50,600	5,417,236
Dine Brands Global, Inc.	359,900	26,920,520
Hilton Grand Vacations, Inc. (a)	143,900	4,993,330
Jubilant Foodworks Ltd.	49,596	1,004,417
Las Vegas Sands Corp.	148,379	11,330,220
Six Flags Entertainment Corp.	10,900	763,545
Texas Roadhouse, Inc. Class A	106,900	7,003,019
The Restaurant Group PLC	57,000	211,685
Wyndham Destinations, Inc.	130,278	5,767,407
Wyndham Hotels & Resorts, Inc.	130,278	7,664,255
Yum China Holdings, Inc.	173,500	6,672,810
		78,719,004
Household Durables - 1.9%
D.R. Horton, Inc.	60,600	2,484,600
iRobot Corp. (a)(b)	19,327	1,464,407
Lennar Corp.:
Class A	140,300	7,365,750
Class B	4,046	172,724
Maisons du Monde SA (c)	73,211	2,696,538
Mohawk Industries, Inc. (a)	14,200	3,042,634
Panasonic Corp.	627,600	8,462,824
PulteGroup, Inc.	439,100	12,624,125
SodaStream International Ltd. (a)	2,700	230,310
Toll Brothers, Inc.	302,800	11,200,572
		49,744,484
Leisure Products - 0.9%
Bandai Namco Holdings, Inc.	24,500	1,011,290
Polaris Industries, Inc.	189,608	23,166,305
		24,177,595
Media - 2.4%
China Literature Ltd. (a)(c)	118	1,108
Interpublic Group of Companies, Inc.	811,694	19,026,107
Lions Gate Entertainment Corp.:
Class A (b)	132,750	3,294,855
Class B	132,250	3,102,585
Naspers Ltd. Class N	20,900	5,309,750
News Corp. Class A	205,900	3,191,450
Omnicom Group, Inc.	136,100	10,380,347
The New York Times Co. Class A	661,000	17,119,900
		61,426,102
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	135,600	11,526,000
Specialty Retail - 0.4%
CarMax, Inc. (a)	678	49,406
Party City Holdco, Inc. (a)	182,600	2,784,650
Williams-Sonoma, Inc. (b)	110,600	6,788,628
		9,622,684
Textiles, Apparel & Luxury Goods - 1.7%
Deckers Outdoor Corp. (a)	49,575	5,596,522
G-III Apparel Group Ltd. (a)	257,986	11,454,578
Michael Kors Holdings Ltd. (a)	38,500	2,564,100
Page Industries Ltd.	6,052	2,458,835
PVH Corp.	141,300	21,155,436
		43,229,471

TOTAL CONSUMER DISCRETIONARY		311,687,004

CONSUMER STAPLES - 3.9%
Beverages - 0.1%
C&C Group PLC	823,823	3,117,076
Food & Staples Retailing - 0.1%
Conviviality PLC (d)	513,882	343,167
Sprouts Farmers Market LLC (a)	133,554	2,947,537
		3,290,704
Food Products - 3.3%
Britannia Industries Ltd.	4,994	453,279
Campbell Soup Co. (b)	113,800	4,613,452
Ezaki Glico Co. Ltd.	250,700	12,046,462
Hostess Brands, Inc. Class A (a)	379,600	5,162,560
Ingredion, Inc.	17,649	1,953,744
Nomad Foods Ltd. (a)	1,134,200	21,765,298
Post Holdings, Inc. (a)	79,100	6,804,182
The J.M. Smucker Co.	169,400	18,207,112
TreeHouse Foods, Inc. (a)	123,400	6,479,734
Tyson Foods, Inc. Class A	120,400	8,289,540
		85,775,363
Household Products - 0.4%
Essity AB Class B	250,900	6,196,341
Spectrum Brands Holdings, Inc.	29,000	2,366,980
		8,563,321

TOTAL CONSUMER STAPLES		100,746,464

ENERGY - 7.6%
Energy Equipment & Services - 3.1%
Baker Hughes, a GE Co. Class A	132,500	4,376,475
Dril-Quip, Inc. (a)	101,000	5,191,400
Ensco PLC Class A (b)	2,345,800	17,030,508
Frank's International NV (b)	447,000	3,486,600
Halliburton Co.	292,000	13,157,520
Matrix Service Co. (a)	13,300	244,055
Nabors Industries Ltd.	930,200	5,962,582
National Oilwell Varco, Inc.	166,600	7,230,440
Noble Corp. (a)	243,700	1,542,621
Oceaneering International, Inc.	157,100	3,999,766
Precision Drilling Corp. (a)	3,438,300	11,376,872
Superior Energy Services, Inc. (a)	700,800	6,825,792
		80,424,631
Oil, Gas & Consumable Fuels - 4.5%
Anadarko Petroleum Corp.	362,100	26,523,825
Andeavor	28,806	3,778,771
Apache Corp.	142,668	6,669,729
Cabot Oil & Gas Corp.	74,100	1,763,580
Cheniere Energy, Inc. (a)	222,800	14,524,332
Cimarex Energy Co.	90,547	9,212,252
Extraction Oil & Gas, Inc. (a)	37,899	556,736
Newfield Exploration Co. (a)	243,400	7,362,850
Noble Energy, Inc.	162,100	5,718,888
Parsley Energy, Inc. Class A (a)	128,600	3,894,008
PDC Energy, Inc. (a)	45,200	2,732,340
Phillips 66 Co.	8,100	909,711
Southwestern Energy Co. (a)	1,462,100	7,749,130
Suncor Energy, Inc.	277,300	11,284,791
Teekay LNG Partners LP	126,283	2,127,869
Whiting Petroleum Corp. (a)	80,900	4,265,048
World Fuel Services Corp.	344,100	7,023,081
		116,096,941

TOTAL ENERGY		196,521,572

FINANCIALS - 17.9%
Banks - 9.4%
Banco Comercial Portugues SA (Reg.) (a)	53,370,900	16,042,851
Bank of the Ozarks, Inc.	211,400	9,521,456
BankUnited, Inc.	151,735	6,198,375
Boston Private Financial Holdings, Inc.	454,467	7,226,025
CaixaBank SA	370,100	1,593,016
CIT Group, Inc.	340,500	17,164,605
Comerica, Inc.	114,840	10,441,253
Commerce Bancshares, Inc.	144,992	9,382,432
CVB Financial Corp.	293,100	6,571,302
East West Bancorp, Inc.	30,200	1,969,040
First Citizen Bancshares, Inc.	22,700	9,154,910
First Commonwealth Financial Corp.	305,100	4,732,101
First Republic Bank	112,800	10,917,912
FNB Corp., Pennsylvania	62,200	834,724
Great Western Bancorp, Inc.	58,400	2,452,216
Hanmi Financial Corp.	162,011	4,593,012
Heartland Financial U.S.A., Inc.	34,900	1,914,265
Hilltop Holdings, Inc.	13,996	308,892
Huntington Bancshares, Inc.	1,484,257	21,907,633
Investors Bancorp, Inc.	344,000	4,399,760
KeyCorp	400,700	7,829,678
Lakeland Financial Corp.	74,329	3,581,915
M&T Bank Corp.	65,500	11,144,825
Old National Bancorp, Indiana	45,500	846,300
Prosperity Bancshares, Inc.	129,800	8,873,128
Regions Financial Corp.	472,900	8,408,162
Signature Bank (a)	77,000	9,846,760
Societe Generale Series A	4,700	197,541
SunTrust Banks, Inc.	188,915	12,472,168
TCF Financial Corp.	477,153	11,747,507
UMB Financial Corp.	118,000	8,995,140
Union Bankshares Corp.	70,700	2,748,816
Univest Corp. of Pennsylvania	18,400	506,000
Valley National Bancorp	374,100	4,549,056
Wintrust Financial Corp.	22,000	1,915,100
		240,987,876
Capital Markets - 3.5%
Affiliated Managers Group, Inc.	94,800	14,093,916
Ameriprise Financial, Inc.	34,487	4,824,042
Cboe Global Markets, Inc.	33,000	3,434,310
CRISIL Ltd.	23,326	613,168
E*TRADE Financial Corp. (a)	200,900	12,287,044
Federated Investors, Inc. Class B (non-vtg.)	9,500	221,540
Invesco Ltd.	85,700	2,276,192
Legg Mason, Inc.	111,600	3,875,868
Moody's Corp.	43,900	7,487,584
OM Asset Management Ltd.	23,401	333,698
Raymond James Financial, Inc.	90,924	8,124,059
S&P Global, Inc.	127,271	25,949,284
Stifel Financial Corp.	126,600	6,614,850
		90,135,555
Consumer Finance - 1.4%
Capital One Financial Corp.	161,100	14,805,090
Discover Financial Services	49,800	3,506,418
Kruk SA	25,400	1,356,240
OneMain Holdings, Inc. (a)	50,700	1,687,803
SLM Corp. (a)	241,269	2,762,530
Synchrony Financial	333,000	11,115,540
		35,233,621
Insurance - 3.1%
AFLAC, Inc.	491,400	21,140,028
Bajaj Finserv Ltd.	16,688	1,418,968
Chubb Ltd.	45,893	5,829,329
Direct Line Insurance Group PLC	363,142	1,643,371
Hiscox Ltd.	478,610	9,632,595
Hyundai Fire & Marine Insurance Co. Ltd.	90,602	2,740,119
Primerica, Inc.	78,158	7,784,537
Principal Financial Group, Inc.	287,200	15,207,240
Reinsurance Group of America, Inc.	115,591	15,429,087
The Travelers Companies, Inc.	2,100	256,914
		81,082,188
Thrifts & Mortgage Finance - 0.5%
Essent Group Ltd. (a)	328,229	11,757,163
Housing Development Finance Corp. Ltd.	78,326	2,183,083
		13,940,246

TOTAL FINANCIALS		461,379,486

HEALTH CARE - 13.0%
Biotechnology - 2.7%
Alexion Pharmaceuticals, Inc. (a)	171,400	21,279,310
AMAG Pharmaceuticals, Inc. (a)(b)	326,500	6,366,750
Amgen, Inc.	81,900	15,117,921
Myriad Genetics, Inc. (a)	8,600	321,382
Regeneron Pharmaceuticals, Inc. (a)	20,000	6,899,800
REGENXBIO, Inc. (a)	83,600	5,998,300
Sarepta Therapeutics, Inc. (a)	44,700	5,908,446
United Therapeutics Corp. (a)	66,200	7,490,530
		69,382,439
Health Care Equipment & Supplies - 5.3%
Becton, Dickinson & Co.	33,800	8,097,128
Boston Scientific Corp. (a)	702,110	22,958,997
ConvaTec Group PLC (c)	1,431,462	4,012,601
ConvaTec Group PLC ADR (b)	235,300	2,675,361
Dentsply Sirona, Inc.	185,700	8,128,089
Hill-Rom Holdings, Inc.	69,900	6,105,066
Hologic, Inc. (a)	248,100	9,861,975
Medtronic PLC	166,300	14,236,943
ResMed, Inc.	49,627	5,140,365
Steris PLC	265,900	27,922,159
The Cooper Companies, Inc.	32,439	7,637,763
Zimmer Biomet Holdings, Inc.	161,000	17,941,840
		134,718,287
Health Care Providers & Services - 1.9%
Cardinal Health, Inc.	191,055	9,329,216
Centene Corp. (a)	500	61,605
Cigna Corp.	47,100	8,004,645
Envision Healthcare Corp. (a)	212,600	9,356,526
HCA Holdings, Inc.	27,155	2,786,103
McKesson Corp.	28,706	3,829,380
Ryman Healthcare Group Ltd.	272,308	2,207,677
Spire Healthcare Group PLC (c)	921,429	3,047,436
UnitedHealth Group, Inc.	7,509	1,842,258
Universal Health Services, Inc. Class B	78,200	8,714,608
		49,179,454
Health Care Technology - 0.1%
Inovalon Holdings, Inc. Class A (a)(b)	305,600	3,033,080
Life Sciences Tools & Services - 0.9%
Bruker Corp.	203,400	5,906,736
Charles River Laboratories International, Inc. (a)	400	44,904
Thermo Fisher Scientific, Inc.	86,430	17,903,110
		23,854,750
Pharmaceuticals - 2.1%
Allergan PLC	23,900	3,984,608
Amneal Pharmaceuticals, Inc. (a)	176,946	2,903,684
Catalent, Inc. (a)	141,000	5,906,490
Jazz Pharmaceuticals PLC (a)	112,866	19,446,812
Melinta Therapeutics, Inc. (a)	170,100	1,080,135
Nektar Therapeutics (a)	47,000	2,295,010
Perrigo Co. PLC	81,200	5,920,292
Shionogi & Co. Ltd.	10,200	524,303
Teva Pharmaceutical Industries Ltd. sponsored ADR	514,182	12,504,906
Theravance Biopharma, Inc. (a)	3,783	85,798
		54,652,038

TOTAL HEALTH CARE		334,820,048

INDUSTRIALS - 12.0%
Aerospace & Defense - 1.0%
Axon Enterprise, Inc. (a)	39,100	2,470,338
Bombardier, Inc. Class B (sub. vtg.) (a)	1,443,300	5,708,865
Harris Corp.	30,400	4,394,016
Hexcel Corp.	24,300	1,613,034
Leonardo SpA	754,369	7,458,141
MTU Aero Engines Holdings AG	1,700	326,774
Textron, Inc.	42,963	2,831,691
		24,802,859
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	48,100	4,024,046
FedEx Corp.	60,746	13,792,987
XPO Logistics, Inc. (a)	28,288	2,833,892
		20,650,925
Airlines - 1.1%
Allegiant Travel Co.	121,300	16,854,635
Copa Holdings SA Class A	21,500	2,034,330
Spirit Airlines, Inc. (a)	249,845	9,081,866
		27,970,831
Building Products - 0.9%
A.O. Smith Corp.	40,100	2,371,915
Johnson Controls International PLC	549,371	18,376,460
Lennox International, Inc.	3,889	778,383
Toto Ltd.	6,300	292,481
		21,819,239
Commercial Services & Supplies - 0.9%
Deluxe Corp.	67,141	4,445,406
HNI Corp.	12,700	472,440
KAR Auction Services, Inc.	58,492	3,205,362
Knoll, Inc.	412,963	8,593,760
Steelcase, Inc. Class A	52,300	706,050
Stericycle, Inc. (a)	105,000	6,855,450
		24,278,468
Construction & Engineering - 1.2%
EMCOR Group, Inc.	118,421	9,021,312
Fluor Corp.	117,700	5,741,406
Jacobs Engineering Group, Inc.	260,376	16,531,272
		31,293,990
Electrical Equipment - 1.3%
Acuity Brands, Inc.	12,900	1,494,723
AMETEK, Inc.	55,700	4,019,312
Hubbell, Inc. Class B	60,500	6,397,270
Melrose Industries PLC	277,013	777,605
Regal Beloit Corp.	258,502	21,145,464
		33,834,374
Industrial Conglomerates - 0.8%
Carlisle Companies, Inc.	15,000	1,624,650
ITT, Inc.	170,059	8,888,984
Smiths Group PLC	474,700	10,637,721
		21,151,355
Machinery - 2.5%
Allison Transmission Holdings, Inc.	63,800	2,583,262
Colfax Corp. (a)	94,680	2,901,942
Cummins, Inc.	3,057	406,581
Flowserve Corp.	140,200	5,664,080
IDEX Corp.	3,754	512,346
Ingersoll-Rand PLC	142,172	12,757,094
KION Group AG	44,100	3,174,459
Misumi Group, Inc.	210,900	6,152,798
Pentair PLC	11,700	492,336
Proto Labs, Inc. (a)	2,686	319,500
Rexnord Corp. (a)	652,295	18,955,693
Wabtec Corp. (b)	112,340	11,074,477
		64,994,568
Professional Services - 0.1%
Dun & Bradstreet Corp.	30,184	3,702,068
Road & Rail - 0.1%
J.B. Hunt Transport Services, Inc.	12,400	1,507,220
Knight-Swift Transportation Holdings, Inc. Class A	274	10,470
		1,517,690
Trading Companies & Distributors - 1.3%
AerCap Holdings NV (a)	112,800	6,108,120
Air Lease Corp. Class A	202,088	8,481,633
HD Supply Holdings, Inc. (a)	147,100	6,309,119
Univar, Inc. (a)	360,600	9,462,144
WESCO International, Inc. (a)	30,200	1,724,420
		32,085,436

TOTAL INDUSTRIALS		308,101,803

INFORMATION TECHNOLOGY - 20.3%
Communications Equipment - 1.3%
CommScope Holding Co., Inc. (a)	276,391	8,071,999
F5 Networks, Inc. (a)	135,655	23,393,705
Xiaomi Corp. Class B	1,419,800	3,076,451
		34,542,155
Electronic Equipment & Components - 2.1%
Amphenol Corp. Class A	14,300	1,246,245
Avnet, Inc.	234,337	10,050,714
CDW Corp.	205,951	16,638,781
Jabil, Inc.	256,891	7,105,605
Keysight Technologies, Inc. (a)	8,447	498,626
Samsung SDI Co. Ltd.	21,395	4,108,921
TE Connectivity Ltd.	113,030	10,179,482
Trimble, Inc. (a)	141,300	4,640,292
		54,468,666
Internet Software & Services - 2.4%
Akamai Technologies, Inc. (a)	394,837	28,913,914
Alibaba Group Holding Ltd. sponsored ADR (a)	9,800	1,818,194
Alphabet, Inc. Class C (a)	15,873	17,708,712
Carbonite, Inc. (a)	82,000	2,861,800
LogMeIn, Inc.	24,800	2,560,600
Tencent Holdings Ltd.	149,300	7,497,160
		61,360,380
IT Services - 8.3%
Alliance Data Systems Corp.	3,000	699,600
Cognizant Technology Solutions Corp. Class A	131,450	10,383,236
Conduent, Inc. (a)	1,222,263	22,208,519
EPAM Systems, Inc. (a)	82,500	10,257,225
Euronet Worldwide, Inc. (a)	267,591	22,416,098
ExlService Holdings, Inc. (a)	173,900	9,844,479
Fidelity National Information Services, Inc.	83,843	8,889,873
FleetCor Technologies, Inc. (a)	133,464	28,114,192
Genpact Ltd.	746,043	21,583,024
Global Payments, Inc.	85,842	9,570,525
Indra Sistemas SA (a)	245,300	2,936,229
Leidos Holdings, Inc.	35,400	2,088,600
Maximus, Inc.	34,600	2,149,006
PayPal Holdings, Inc. (a)	63,700	5,304,299
Sabre Corp.	84,000	2,069,760
The Western Union Co.	287,800	5,850,974
Total System Services, Inc.	346,847	29,315,508
Visa, Inc. Class A	89,200	11,814,540
Worldpay, Inc. (a)	106,600	8,717,748
		214,213,435
Semiconductors & Semiconductor Equipment - 2.3%
ASML Holding NV (Netherlands)	7,700	1,523,713
Marvell Technology Group Ltd.	289,600	6,209,024
NVIDIA Corp.	60,643	14,366,327
ON Semiconductor Corp. (a)	163,600	3,637,646
Qualcomm, Inc.	232,700	13,059,124
Renesas Electronics Corp. (a)	176,000	1,726,379
Semtech Corp. (a)	271,519	12,774,969
Synaptics, Inc. (a)	129,300	6,512,841
		59,810,023
Software - 3.9%
Activision Blizzard, Inc.	383,240	29,248,877
CDK Global, Inc.	116,500	7,578,325
Electronic Arts, Inc. (a)	290,610	40,981,819
Fair Isaac Corp. (a)	59,200	11,444,544
Intuit, Inc.	48,906	9,991,740
		99,245,305

TOTAL INFORMATION TECHNOLOGY		523,639,964

MATERIALS - 8.2%
Chemicals - 5.8%
Ashland Global Holdings, Inc.	77,757	6,079,042
Cabot Corp.	122,200	7,548,294
Celanese Corp. Class A	94,500	10,495,170
CF Industries Holdings, Inc.	245,710	10,909,524
Eastman Chemical Co.	123,500	12,345,060
H.B. Fuller Co.	129,678	6,961,115
Innospec, Inc.	33,637	2,574,912
LG Chemical Ltd.	29,974	8,971,030
LyondellBasell Industries NV Class A	211,800	23,266,230
Orion Engineered Carbons SA	198,900	6,136,065
Platform Specialty Products Corp. (a)	683,700	7,930,920
PolyOne Corp.	33,257	1,437,368
PPG Industries, Inc.	49,400	5,124,262
The Chemours Co. LLC	274,500	12,176,820
The Mosaic Co.	819,700	22,992,585
W.R. Grace & Co.	18,700	1,370,897
Westlake Chemical Corp.	21,500	2,314,045
		148,633,339
Construction Materials - 0.1%
nVent Electric PLC (a)	30,100	755,510
Taiheiyo Cement Corp.	50,300	1,655,995
		2,411,505
Containers & Packaging - 1.6%
Aptargroup, Inc.	51,500	4,809,070
Avery Dennison Corp.	4,340	443,114
Ball Corp.	50,800	1,805,940
Graphic Packaging Holding Co.	760,700	11,037,757
Packaging Corp. of America	77,600	8,674,904
WestRock Co.	251,000	14,312,020
		41,082,805
Metals & Mining - 0.7%
B2Gold Corp. (a)	2,127,500	5,518,408
Continental Gold, Inc. (a)	77,500	223,424
First Quantum Minerals Ltd.	241,900	3,564,145
Freeport-McMoRan, Inc.	169,600	2,927,296
Guyana Goldfields, Inc. (a)	218,400	815,688
New Gold, Inc. (a)	575,800	1,200,085
Randgold Resources Ltd. sponsored ADR	27,046	2,084,976
Tahoe Resources, Inc.	339,900	1,672,805
Torex Gold Resources, Inc. (a)	58,300	519,296
		18,526,123

TOTAL MATERIALS		210,653,772

REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 1.4%
Extra Space Storage, Inc.	78,000	7,785,180
Hibernia (REIT) PLC	3,749,430	6,567,877
JBG SMITH Properties	91,900	3,351,593
Outfront Media, Inc.	99,900	1,943,055
Safestore Holdings PLC	934,681	6,778,331
Store Capital Corp.	218,892	5,997,641
Urban Edge Properties	8,900	203,543
VEREIT, Inc.	510,300	3,796,632
		36,423,852
Real Estate Management & Development - 0.6%
CBRE Group, Inc. (a)	126,291	6,029,132
Hysan Development Co. Ltd.	255,000	1,423,600
Olav Thon Eiendomsselskap A/S	130,900	2,401,230
Sino Land Ltd.	1,127,022	1,832,977
Tai Cheung Holdings Ltd.	492,000	557,495
Wing Tai Holdings Ltd.	1,340,000	1,957,138
		14,201,572

TOTAL REAL ESTATE		50,625,424

UTILITIES - 2.4%
Electric Utilities - 0.8%
Exelon Corp.	106,900	4,553,940
Vistra Energy Corp. (a)	676,234	15,999,696
		20,553,636
Gas Utilities - 0.4%
China Resource Gas Group Ltd.	662,000	2,868,869
ENN Energy Holdings Ltd.	643,000	6,322,964
		9,191,833
Independent Power and Renewable Electricity Producers - 1.2%
The AES Corp.	2,285,800	30,652,578

TOTAL UTILITIES		60,398,047

TOTAL COMMON STOCKS
(Cost $1,972,932,781)		2,558,573,584

Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Capital Markets - 0.2%
GMAC Capital Trust I Series 2, 8.125%
(Cost $2,882,947)	140,930	3,703,640

Money Market Funds - 1.9%
Fidelity Cash Central Fund, 1.93% (e)	12,585,558	12,588,075
Fidelity Securities Lending Cash Central Fund 1.92% (e)(f)	37,211,581	37,219,023
TOTAL MONEY MARKET FUNDS
(Cost $49,803,978)		49,807,098
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $2,025,619,706)		2,612,084,322
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(37,591,414)
NET ASSETS - 100%		$2,574,492,908

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,757,683 or 0.4% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$50,349
Fidelity Securities Lending Cash Central Fund	61,356
Total	$111,705

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$311,687,004	$303,224,180	$8,462,824	$--
Consumer Staples	100,746,464	100,403,297	--	343,167
Energy	196,521,572	196,521,572	--	--
Financials	465,083,126	463,292,569	1,790,557	--
Health Care	334,820,048	334,820,048	--	--
Industrials	308,101,803	308,101,803	--	--
Information Technology	523,639,964	511,542,640	12,097,324	--
Materials	210,653,772	210,653,772	--	--
Real Estate	50,625,424	50,625,424	--	--
Utilities	60,398,047	60,398,047	--	--
Money Market Funds	49,807,098	49,807,098	--	--
Total Investments in Securities:	$2,612,084,322	$2,589,390,450	$22,350,705	$343,167

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	79.7%
Ireland	3.4%
United Kingdom	3.1%
Bermuda	2.2%
Canada	1.7%
Cayman Islands	1.4%
Netherlands	1.3%
Japan	1.3%
Others (Individually Less Than 1%)	5.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $36,248,350) — See accompanying schedule: Unaffiliated issuers (cost $1,975,815,728)	$2,562,277,224
Fidelity Central Funds (cost $49,803,978)	49,807,098
Total Investment in Securities (cost $2,025,619,706)		$2,612,084,322
Cash		10,501
Foreign currency held at value (cost $28,741)		28,762
Receivable for investments sold		10,447,391
Receivable for fund shares sold		2,148,269
Dividends receivable		2,148,680
Distributions receivable from Fidelity Central Funds		27,115
Other receivables		42,867
Total assets		2,626,937,907
Liabilities
Payable for investments purchased	$11,245,340
Payable for fund shares redeemed	1,769,977
Accrued management fee	1,184,020
Distribution and service plan fees payable	499,492
Other affiliated payables	472,535
Other payables and accrued expenses	53,635
Collateral on securities loaned	37,220,000
Total liabilities		52,444,999
Net Assets		$2,574,492,908
Net Assets consist of:
Paid in capital		$1,864,502,030
Undistributed net investment income		3,293,738
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		120,232,974
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		586,464,166
Net Assets		$2,574,492,908
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($710,438,343 ÷ 33,648,170 shares)		$21.11
Maximum offering price per share (100/94.25 of $21.11)		$22.40
Class M:
Net Asset Value and redemption price per share ($364,525,346 ÷ 17,720,939 shares)		$20.57
Maximum offering price per share (100/96.50 of $20.57)		$21.32
Class C:
Net Asset Value and offering price per share ($225,405,503 ÷ 12,021,599 shares)(a)		$18.75
Class I:
Net Asset Value, offering price and redemption price per share ($1,225,545,159 ÷ 56,224,867 shares)		$21.80
Class Z:
Net Asset Value, offering price and redemption price per share ($48,578,557 ÷ 2,227,520 shares)		$21.81

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Dividends		$16,468,925
Income from Fidelity Central Funds		111,705
Total income		16,580,630
Expenses
Management fee	$7,103,560
Transfer agent fees	2,466,194
Distribution and service plan fees	3,007,243
Accounting and security lending fees	394,214
Custodian fees and expenses	49,545
Independent trustees' fees and expenses	5,823
Registration fees	48,447
Audit	43,183
Legal	6,139
Interest	260
Miscellaneous	10,195
Total expenses before reductions	13,134,803
Expense reductions	(102,459)
Total expenses after reductions		13,032,344
Net investment income (loss)		3,548,286
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	127,574,952
Fidelity Central Funds	(3,590)
Foreign currency transactions	(45,481)
Total net realized gain (loss)		127,525,881
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(57,538,650)
Fidelity Central Funds	(2,967)
Assets and liabilities in foreign currencies	(374)
Total change in net unrealized appreciation (depreciation)		(57,541,991)
Net gain (loss)		69,983,890
Net increase (decrease) in net assets resulting from operations		$73,532,176

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,548,286	$8,646,440
Net realized gain (loss)	127,525,881	222,863,933
Change in net unrealized appreciation (depreciation)	(57,541,991)	228,782,598
Net increase (decrease) in net assets resulting from operations	73,532,176	460,292,971
Distributions to shareholders from net investment income	(482,021)	(8,632,612)
Distributions to shareholders from net realized gain	(46,545,088)	(184,189,433)
Total distributions	(47,027,109)	(192,822,045)
Share transactions - net increase (decrease)	(92,994,255)	57,547,826
Total increase (decrease) in net assets	(66,489,188)	325,018,752
Net Assets
Beginning of period	2,640,982,096	2,315,963,344
End of period	$2,574,492,908	$2,640,982,096
Other Information
Undistributed net investment income end of period	$3,293,738	$227,473

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Mid Cap II Fund Class A

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$20.94	$18.78	$17.64	$18.83	$20.78	$17.43
Income from Investment Operations
Net investment income (loss)A	.02	.06	.04	.01	(.02)	.01
Net realized and unrealized gain (loss)	.53	3.69	1.99	(.36)	1.13	5.99
Total from investment operations	.55	3.75	2.03	(.35)	1.11	6.00
Distributions from net investment income	–B	(.05)	(.04)	–	–	–
Distributions from net realized gain	(.38)	(1.54)	(.84)	(.84)	(3.06)	(2.65)
Total distributions	(.38)	(1.59)	(.89)C	(.84)	(3.06)	(2.65)
Net asset value, end of period	$21.11	$20.94	$18.78	$17.64	$18.83	$20.78
Total ReturnD,E,F	2.72%	20.25%	11.59%	(1.85)%	5.93%	35.43%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.04%I	1.05%	1.07%	1.06%	1.07%	1.10%
Expenses net of fee waivers, if any	1.04%I	1.05%	1.06%	1.05%	1.07%	1.10%
Expenses net of all reductions	1.03%I	1.05%	1.06%	1.05%	1.06%	1.09%
Net investment income (loss)	.23%I	.31%	.24%	.06%	(.09)%	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$710,438	$714,876	$778,567	$827,590	$944,824	$1,079,380
Portfolio turnover rateJ	33%I	37%	29%	27%	144%	134%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.89 per share is comprised of distributions from net investment income of $.043 and distributions from net realized gain of $.842 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Mid Cap II Fund Class M

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$20.43	$18.37	$17.28	$18.50	$20.52	$17.23
Income from Investment Operations
Net investment income (loss)A	–B	.02	–B	(.03)	(.07)	(.03)
Net realized and unrealized gain (loss)	.52	3.59	1.94	(.35)	1.11	5.92
Total from investment operations	.52	3.61	1.94	(.38)	1.04	5.89
Distributions from net investment income	–B	(.01)	–B	–	–	–
Distributions from net realized gain	(.38)	(1.54)	(.84)	(.84)	(3.06)	(2.60)
Total distributions	(.38)	(1.55)	(.85)C	(.84)	(3.06)	(2.60)
Net asset value, end of period	$20.57	$20.43	$18.37	$17.28	$18.50	$20.52
Total ReturnD,E,F	2.64%	19.91%	11.32%	(2.04)%	5.66%	35.23%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.28%I	1.29%	1.30%	1.29%	1.30%	1.32%
Expenses net of fee waivers, if any	1.28%I	1.29%	1.30%	1.29%	1.30%	1.32%
Expenses net of all reductions	1.27%I	1.28%	1.29%	1.29%	1.29%	1.31%
Net investment income (loss)	(.01)%I	.08%	.01%	(.17)%	(.32)%	(.16)%
Supplemental Data
Net assets, end of period (000 omitted)	$364,525	$375,688	$374,184	$384,755	$429,512	$461,205
Portfolio turnover rateJ	33%I	37%	29%	27%	144%	134%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.85 per share is comprised of distributions from net investment income of $.003 and distributions from net realized gain of $.842 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Mid Cap II Fund Class C

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$18.70	$17.01	$16.14	$17.43	$19.61	$16.58
Income from Investment Operations
Net investment income (loss)A	(.05)	(.08)	(.08)	(.12)	(.16)	(.13)
Net realized and unrealized gain (loss)	.48	3.31	1.79	(.33)	1.04	5.67
Total from investment operations	.43	3.23	1.71	(.45)	.88	5.54
Distributions from net investment income	–B	–	–	–	–	–
Distributions from net realized gain	(.38)	(1.54)	(.84)	(.84)	(3.06)	(2.51)
Total distributions	(.38)	(1.54)	(.84)	(.84)	(3.06)	(2.51)
Net asset value, end of period	$18.75	$18.70	$17.01	$16.14	$17.43	$19.61
Total ReturnC,D,E	2.39%	19.27%	10.73%	(2.57)%	5.09%	34.47%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.81%H	1.82%	1.83%	1.82%	1.83%	1.85%
Expenses net of fee waivers, if any	1.80%H	1.81%	1.83%	1.82%	1.83%	1.85%
Expenses net of all reductions	1.80%H	1.81%	1.83%	1.82%	1.82%	1.84%
Net investment income (loss)	(.54)%H	(.45)%	(.52)%	(.70)%	(.85)%	(.69)%
Supplemental Data
Net assets, end of period (000 omitted)	$225,406	$239,688	$233,764	$252,140	$277,963	$301,398
Portfolio turnover rateI	33%H	37%	29%	27%	144%	134%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Mid Cap II Fund Class I

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$21.57	$19.31	$18.11	$19.27	$21.16	$17.70
Income from Investment Operations
Net investment income (loss)A	.06	.13	.10	.07	.03	.06
Net realized and unrealized gain (loss)	.55	3.79	2.04	(.37)	1.14	6.09
Total from investment operations	.61	3.92	2.14	(.30)	1.17	6.15
Distributions from net investment income	–B	(.12)	(.09)	(.03)	–	(.02)
Distributions from net realized gain	(.38)	(1.54)	(.84)	(.84)	(3.06)	(2.67)
Total distributions	(.38)	(1.66)	(.94)C	(.86)D	(3.06)	(2.69)
Net asset value, end of period	$21.80	$21.57	$19.31	$18.11	$19.27	$21.16
Total ReturnE,F	2.92%	20.55%	11.90%	(1.52)%	6.11%	35.81%
Ratios to Average Net AssetsG,H
Expenses before reductions	.76%I	.76%	.77%	.77%	.85%	.89%
Expenses net of fee waivers, if any	.76%I	.76%	.77%	.77%	.85%	.89%
Expenses net of all reductions	.75%I	.76%	.77%	.77%	.85%	.88%
Net investment income (loss)	.51%I	.60%	.54%	.35%	.13%	.28%
Supplemental Data
Net assets, end of period (000 omitted)	$1,225,545	$1,274,022	$909,724	$1,225,670	$1,324,447	$1,326,260
Portfolio turnover rateJ	33%I	37%	29%	27%	144%	134%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.94 per share is comprised of distributions from net investment income of $.093 and distributions from net realized gain of $.842 per share.

 D Total distributions of $.86 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $.837 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Mid Cap II Fund Class Z

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013A
Selected Per–Share Data
Net asset value, beginning of period	$21.57	$19.31	$18.11	$19.27	$21.11	$21.33
Income from Investment Operations
Net investment income (loss)B	.07	.15	.12	.09	.07	.04
Net realized and unrealized gain (loss)	.55	3.80	2.05	(.36)	1.15	2.26
Total from investment operations	.62	3.95	2.17	(.27)	1.22	2.30
Distributions from net investment income	–C	(.15)	(.12)	(.05)	–	(.08)
Distributions from net realized gain	(.38)	(1.54)	(.84)	(.84)	(3.06)	(2.44)
Total distributions	(.38)	(1.69)	(.97)D	(.89)	(3.06)	(2.52)
Net asset value, end of period	$21.81	$21.57	$19.31	$18.11	$19.27	$21.11
Total ReturnE,F	2.97%	20.71%	12.06%	(1.38)%	6.36%	11.35%
Ratios to Average Net AssetsG,H
Expenses before reductions	.63%I	.63%	.64%	.64%	.64%	.65%I
Expenses net of fee waivers, if any	.63%I	.63%	.64%	.64%	.64%	.65%I
Expenses net of all reductions	.62%I	.63%	.63%	.64%	.63%	.64%I
Net investment income (loss)	.64%I	.73%	.67%	.48%	.34%	.52%I
Supplemental Data
Net assets, end of period (000 omitted)	$48,579	$36,707	$19,724	$25,716	$23,384	$12,172
Portfolio turnover rateJ	33%I	37%	29%	27%	144%	134%

 A For the period August 13, 2013 (commencement of sale of shares) to December 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.97 per share is comprised of distributions from net investment income of $.123 and distributions from net realized gain of $.842 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2018

1. Organization.

Fidelity Advisor Mid Cap II Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, equity-debt classifications, partnerships, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$687,017,398
Gross unrealized depreciation	(105,479,604)
Net unrealized appreciation (depreciation)	$581,537,794
Tax cost	$2,030,546,528

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $434,490,781 and $579,864,427, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .54% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$901,002	$19,586
Class M	.25%	.25%	933,600	10,570
Class C	.75%	.25%	1,172,641	69,012
			$3,007,243	$99,168

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$74,433
Class M	9,579
Class C(a)	5,764
$89,776

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$742,638.21
Class M	363,257.19
Class C	260,546.22
Class I	1,090,117.17
Class Z	9,636.05
	$2,466,194

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $17,679 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$5,754,000	1.63%	$260

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $5,997.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,734 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $61,356, including $1,987 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $89,339 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $13,120.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2018	Year ended December 31, 2017
From net investment income
Class A	$135,225	$1,715,810
Class M	71,927	138,897
Class C	37,119	–
Class I	230,667	6,552,464
Class Z	7,083	225,441
Total	$482,021	$8,632,612
From net realized gain
Class A	$12,706,366	$51,697,514
Class M	6,760,524	27,226,896
Class C	4,737,752	19,031,411
Class I	21,674,621	83,996,517
Class Z	665,825	2,237,095
Total	$46,545,088	$184,189,433

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2018	Year ended December 31, 2017	Six months ended June 30, 2018	Year ended December 31, 2017
Class A
Shares sold	1,972,684	3,545,890	$41,813,266	$71,016,709
Reinvestment of distributions	631,323	2,572,453	12,689,661	52,574,695
Shares redeemed	(3,102,072)	(13,425,551)	(65,662,051)	(267,327,257)
Net increase (decrease)	(498,065)	(7,307,208)	$(11,159,124)	$(143,735,853)
Class M
Shares sold	1,229,549	2,767,171	$25,457,502	$54,132,798
Reinvestment of distributions	345,068	1,355,921	6,763,338	27,059,851
Shares redeemed	(2,242,003)	(6,108,164)	(46,448,537)	(118,829,582)
Net increase (decrease)	(667,386)	(1,985,072)	$(14,227,697)	$(37,636,933)
Class C
Shares sold	509,684	1,073,100	$9,643,688	$19,262,454
Reinvestment of distributions	257,067	996,586	4,601,501	18,249,959
Shares redeemed	(1,559,631)	(2,999,482)	(29,514,462)	(54,419,534)
Net increase (decrease)	(792,880)	(929,796)	$(15,269,273)	$(16,907,121)
Class I
Shares sold	3,607,171	24,346,588	$78,824,981	$495,994,013
Reinvestment of distributions	1,017,993	4,121,763	21,092,852	87,062,846
Shares redeemed	(7,464,224)	(16,520,697)	(163,780,494)	(341,607,683)
Net increase (decrease)	(2,839,060)	11,947,654	$(63,862,661)	$241,449,176
Class Z
Shares sold	794,494	884,288	$17,415,173	$18,637,810
Reinvestment of distributions	31,688	113,192	656,585	2,394,064
Shares redeemed	(300,618)	(317,146)	(6,547,258)	(6,653,317)
Net increase (decrease)	525,564	680,334	$11,524,500	$14,378,557

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period-B January 1, 2018 to June 30, 2018
Class A	1.04%
Actual		$1,000.00	$1,027.20	$5.23
Hypothetical-C		$1,000.00	$1,019.64	$5.21
Class M	1.28%
Actual		$1,000.00	$1,026.40	$6.43
Hypothetical-C		$1,000.00	$1,018.45	$6.41
Class C	1.80%
Actual		$1,000.00	$1,023.90	$9.03
Hypothetical-C		$1,000.00	$1,015.87	$9.00
Class I	.76%
Actual		$1,000.00	$1,029.20	$3.82
Hypothetical-C		$1,000.00	$1,021.03	$3.81
Class Z	.63%
Actual		$1,000.00	$1,029.70	$3.17
Hypothetical-C		$1,000.00	$1,021.67	$3.16

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

AMP-SANN-0818
1.818374.113

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 23, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 23, 2018